Intangible assets, net - Land use rights (Details)	6 Months Ended		12 Months Ended	70 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2008 item
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 0	$ 0
Amortization, Continued and Discontinued Operations	216,781	240,770
Amortization of Intangible Assets	$ 216,781	$ 224,708
Software
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years
Land use rights
Finite-Lived Intangible Assets [Line Items]
Number of Land Use Rights Acquired | item				2
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Intangible Assets, Net (Excluding Goodwill)	$ 189,061		$ 194,745
Shangchi Automobile [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets			$ 1,103,332